April 25, 2014

DBX ETF TRUST

db X-trackers Regulated Utilities Fund

(the “Fund”)

Supplement to the Summary Prospectus and Prospectus

dated October 1, 2013

Effective April 28, 2014, all references to RREEF America L.L.C. as Sub-Adviser to the Fund are hereby deleted in their entirety.

The second sentence in the first paragraph in the section of the Summary Prospectus and Prospectus entitled “Management—Portfolio Managers.” is hereby deleted and replaced with the following:

Bryan Richards and Lance McGray (together with Messrs. Bhatia and Bourdos, the “Portfolio Managers”) are primarily responsible for the day-to-day management of the db X-trackers Regulated Utilities Fund.

The fourth, fifth, sixth and seventh paragraphs in the section of the Prospectus entitled “Management—Portfolio Managers” are hereby deleted and replaced with the following:

Bryan Richards is a Director with Deutsche Asset and Wealth Management and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Mr. Richards began his career as an equity analyst at Fairhaven Capital LLC in Boston supporting two Portfolio Managers in a long-short equity strategy. Mr. Richards joined XShares Advisors, an ETF issuer, as a Vice President in 2007, providing analysis on index and fund construction as well as fund operations and performance before being promoted to Director of Fund Operations in 2009. Mr. Richards holds a BS Degree in Finance from Boston College and is a CFA Charterholder.

Lance McGray is a Vice President with Deutsche Asset Wealth and Management and has served as a Portfolio Manager in the Passive Asset Management business since September 2013. From June 2009 until he joined Deutsche Bank, Mr. McGray worked at Rafferty Asset Management, the investment adviser to the DirexionShares. There Mr. McGray served as Assistant Vice President of Portfolio Management where he managed roughly $1 billion in leveraged ETF assets, and later served as Vice President of Risk Management and Research. From May 2007 through June 2009, Mr. McGray was Head of Profit & Loss/Valuations at JWM Partners, LLC. Mr. McGray holds an MBA and a BA in Financial Management, a Certificate in International Business, and a BBA in Finance graduating Cum Laude from Iona College, Hagan School of Business.

Please retain this supplement for future reference.

April 25, 2014

DBX ETF TRUST

db X-trackers Regulated Utilities Fund

(the “Fund”)

Supplement to the Statement of Additional Information

dated October 1, 2013

Effective April 28, 2014, all references to RREEF America L.L.C. as Sub-Adviser to the Fund are hereby deleted in their entirety.

The fifth, sixth, seventh, eighth and ninth paragraphs in the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Portfolio Managers.” are hereby deleted and replaced with the following:

The Portfolio Managers that have direct oversight responsibility and are primarily responsible for the day-to-day management of the Fund are: Bryan Richards and Lance McGray.

Bryan Richards is a Director with Deutsche Asset and Wealth Management and has served as a Portfolio Manager in the Passive Asset Management business since 2011. Mr. Richards began his career as an equity analyst at Fairhaven Capital LLC in Boston supporting two Portfolio Managers in a long-short equity strategy. Mr. Richards joined XShares Advisors, an ETF issuer, as a Vice President in 2007, providing analysis on index and fund construction as well as fund operations and performance before being promoted to Director of Fund Operations in 2009. Mr. Richards holds a BS Degree in Finance from Boston College and is a CFA Charterholder.

Lance McGray is a Vice President with Deutsche Asset Wealth and Management and has served as a Portfolio Manager in the Passive Asset Management business since September 2013. From June 2009 until he joined Deutsche Bank, Mr. McGray worked at Rafferty Asset Management, the investment adviser to the DirexionShares. There Mr. McGray served as Assistant Vice President of Portfolio Management where he managed roughly $1 billion in leveraged ETF assets, and later served as Vice President of Risk Management and Research. From May 2007 through June 2009, Mr. McGray was Head of Profit & Loss/Valuations at JWM Partners, LLC. Mr. McGray holds an MBA and a BA in Financial Management, a Certificate in International Business, and a BBA in Finance graduating Cum Laude from Iona College, Hagan School of Business.

The information in the second, fourth and sixth paragraphs in the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Portfolio Managers.—Certain Portfolio Manager Information” with respect to John F. Robertson, John W. Vojticek, Francis Greywitt and Manoj H. Patel is hereby deleted and replaced with the following:

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed (in millions)	Other Pooled Investment Vehicles	Total Assets Managed (in millions)	Other Accounts	Total Assets Managed (in millions)
Bryan Richards*	0	$0	0	$0	11	$9.4
Lance McGray*	0	$0	0	$0	11	$9.4

*	Information provided for this Portfolio Manager is as of March 31, 2014.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts (in millions)
Bryan Richards*	0	0	0
Lance McGray*	0	0	0

*	Information provided for this Portfolio Manager is as of March 31, 2014.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Bryan Richards*	UTLT	None
Lance McGray*	UTLT	None

*	Information provided for this Portfolio Manager is as of March 31, 2014.

The following is added to the end of the section of the Statement of Additional Information entitled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Portfolio Manager Compensation”:

The Adviser has the following components in its compensation program for the Portfolio Managers:

• Base Salary

• Short Term Variable Pay

• Long Term Variable Pay

Variable pay can be delivered via a short-term and/or long-term vehicle, namely cash, restricted equity awards, and/or restricted incentive awards. The proportion of variable pay delivered via a long-term incentive award will increase as the amount of variable pay increases. When determining Total Compensation, Deutsche Bank considers a number of factors including teamwork, adherence to compliance rules and risk management are included as part of a discretionary component of the review process, giving management the ability to consider additional markers of performance on a subjective basis.

The following is added to the end of the section of the Statement of Additional Information entitled “Brokerage Transactions (all Funds except db X-trackers Municipal Infrastructure Revenue Bond Fund)”:

All portfolio transactions of the db X-trackers Regulated Utilities Fund are placed on behalf of the Fund by the Adviser. The Fund, however, may use a trading desk of an affiliate (the “Trading Desk”) to select brokers for the execution of portfolio transactions. In such cases, the Trading Desk generally has the authority to select brokers and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable, and subject to the policies and procedures of the Trading Desk. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution. The Trading Desk may, but is not required to, seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account, and available investments or opportunities for sales will be allocated equitably to each. In some cases, this policy may adversely affect the size of the position obtained or sold or the price paid or received by a fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the Fund will be charged or credited with the average price.

Please retain this supplement for future reference.